COMMITMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Lease [Line Items]
Rent expense included in research and development	$ 68,125	$ 53,563
Opearating lease expiration period	5 years
Palm Beach, Florida [Member]
Operating Lease [Line Items]
2014	28,025
2015	46,038
2016	47,407
2017	48,817
Thereafter	56,581
Total future minimum lease payments	226,867
Laboratory space [Member]
Operating Lease [Line Items]
2014	$ 22,708